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As filed with the Securities and Exchange Commission on September 7, 2018


                          1933 Act File No. 333-212537
                          1940 Act File No. 811-23172


                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                ---------------

                                    FORM N-2

                                ---------------

                        (Check appropriate box or boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]  PRE-EFFECTIVE AMENDMENT NO.  3

[ ]  POST-EFFECTIVE AMENDMENT NO. ____

                                      AND/OR

[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]  AMENDMENT NO. 3


                           PIONEER ILS BRIDGE FUND
                Exact Name of Registrant as Specified in Charter

                  60 State Street, Boston, Massachusetts 02109
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (617) 742-7825
               Registrant's Telephone Number, including Area Code

                               Terrence J. Cullen
                      Amundi Pioneer Asset Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:
                              Roger P. Joseph, Esq.
                           Morgan, Lewis & Bockius LLP
                               One Federal Street
                                Boston, MA 02110

                                ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

It is proposed that this filing will become effective (check appropriate box)

[ ] when declared effective pursuant to section 8(c)

________________________________________

   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities    Amount Being     Proposed     Proposed     Amount of
Being Registered       Registered(1)    Maximum      Aggregate    Registration
                                        Offering     Maximum      Fee(2)
                                        Price Per    Offering
                                        Unit         Price

Common Shares          30,000,000       $10.00      $300,000,000     $37,350

Common Shares          100,000          $10.00      $1,000,000       $100.70

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(1) Previously registered.
(2) Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

STATEMENT OF INCORPORATION BY REFERENCE

Part A (Prospectus) and Part B (Statement of Additional Information) filed by the Registrant in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 under the Securities Act of 1933 (File No. 333-212537) and Amendment No. 2 to the Registration Statement on Form N-2 under the Investment Company Act of 1940 (File No. 811-23172) on July 13, 2018 (Accession Number 0001679751-18-000002) are herein incorporated by reference.

PART C - OTHER INFORMATION


ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

Part A: Financial Highlights (not applicable).
Part B: The Registrant's Statements of Assets and Liabilities and Statement of Operations dated June 22, 2018, notes to those financial statements and report of independent registered public accountants thereon, are included in the Registrant's Statement of Additional Information.

2. Exhibits.

(a)(1)  Agreement and Declaration of Trust.(1)
(a)(2)  Certificate of Trust.(1)
(b)     By-Laws.(1)
(c)     Not Applicable.
(d)     See Declaration of Trust and By-Laws cited under
	Items 25(a)(1) and 25(b)
(e)     Not Applicable.
(f)     Not Applicable.
(g)     Management Agreement with Amundi Pioneer Asset
	Management, Inc.(3)
(h)     Underwriting Agreement between Amundi Pioneer Asset
	Management, Inc. and Amundi Pioneer Distributor, Inc.(3)
(i)     Not Applicable.
(j)     Custodian Agreement.(3)
(k)(1)  Amended and Restated Administration Agreement with Amundi
        Pioneer Asset Management, Inc.(3)
(k)(2)  Transfer Agent Services Agreement.(3)
(k)(3)	Expense Limit Agreement.(3)
(l)     Opinion of Counsel.(3)
(m)     Not Applicable.
(n)     Consent of Independent Registered Public Accounting Firm.(4)
(o)     Not Applicable.
(p)     Initial Share Purchase Agreement.(3)
(q)     Not Applicable.
(r)     Code of Ethics.(2)
(s)     Power of Attorney.(1)
_______________________________________

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-2 (File Nos. 333-212537; 811-23172), as filed with the Securities and Exchange Commission on July 15, 2016 (Accession No. 0001193125-16-649322).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-212537; 811-23172), as filed with the Securities and Exchange Commission on September 8, 2017 (SEC Accession No. 0001193125-17-280357).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-212537; 811-23172), as filed with the Securities and Exchange Commission on July 13, 2018 (SEC Accession No. 0001679751-18-000002).

(4) Filed herewith.


ITEM 26. MARKETING ARRANGEMENTS

Reference is made to the Underwriting Agreement between Amundi Pioneer Asset Management, Inc. and Amundi Pioneer Distributor, Inc., filed herewith.


ITEM 27. OTHER EXPENSES AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement.

Registration fees                     $37,350
Printing (other than certificates)    $3,200
Accounting fees and expenses          $20,000
Legal fees and expenses               $57,751
Blue Sky fees                         $1,495
Miscellaneous                         $0
                                      --------
Total                                 $119,796


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.


ITEM 29. NUMBER OF HOLDERS OF SECURITIES

As of September 7, 2018, the number of record holders of each class of securities of the Registrant was

      (1)                                           (2)
Title of Class                            Number of Record Holders
--------------                            ------------------------
Common Shares (no par value)                         1


ITEM 30. INDEMNIFICATION

Except for the Trust's Agreement and Declaration of Trust, (the "Declaration"), establishing the Trust as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Amundi Pioneer manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

To the knowledge of the Trust, none of Amundi Pioneer's directors or executive officers is or has been during their employment with Amundi Pioneer engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Amundi Pioneer manages and/or other Amundi subsidiaries.


ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.


ITEM 33. MANAGEMENT SERVICES

Not applicable.


ITEM 34. UNDERTAKINGS

1. Not applicable.

2. Not applicable.

3. Not applicable.

4. The Registrant undertakes:

a. to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the 1933 Act;

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

b. that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

d. Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

e. that for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.


5. Not applicable.


6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prominent delivery within two business days of receipt of a written or oral request the Registrant's statement of additional information.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 7th day of September, 2018.

                                            PIONEER ILS BRIDGE FUND


				        By: /s/ Lisa M. Jones
                                            -----------------------
                                            Lisa M. Jones
                                            President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities indicated below on September 7, 2018.


        Signature                       Title

        /s/ Lisa M. Jones        	President (Principal Executive Officer)
        ------------------------	and Trustee
        Lisa M. Jones


	/s/ Mark E. Bradley		Treasurer (Principal Financial and
	------------------------	Accounting Officer)
        Mark E. Bradley


        David R. Bock*                  Trustee
        David R. Bock


        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*          Trustee
        Margaret B. W. Graham


	Lorraine H. Monchak*		Trustee
	Lorraine H. Monchak


	Thomas J. Perna*		Chairman of the Board and
	Thomas J. Perna			Trustee


	Marguerite A. Piret*		Trustee
	Marguerite A. Piret


	Fred J. Ricciardi*		Trustee
	Fred J. Ricciardi


	Kenneth J. Taubes*		Trustee
	Kenneth J. Taubes




  *By: /s/ Lisa M. Jones                Dated: September 7, 2018
       ------------------------
       Lisa M. Jones
       Attorney-in-fact

                      EXHIBIT INDEX


(n)     Consent of Independent Registered Public Accounting Firm